UNITED SATATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-21385

Foresight Funds, Inc.
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(Exact name of registrant as specified in charter)

24695 Deer Ridge Ln. Athens, AL               35613
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(Address of principal executive offices)    (Zip code)

Michael M. Bissell 24695 Deer Ridge Ln. Athens, AL 35613
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(Name and address of agent for service)

Registrant's telephone number, including area code: 256-230-0783

Date of fiscal year end: 12/31/04

Date of reporting period: 06/30/04

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Proxy Voting Record.



ISSUER                          TICKER CUSIP    MTG DATE  MATTER VOTED ON                        PROPOSED BY VOTED VOTE    FOR MGMT
------------------------------- ------ -------- --------- -------------------------------------- ----------- ----- ------- --------
Brown & Brown                   BRO    115236101 04/22/04 Election of Directors                  Issuer      Yes   For     Yes

Verizon Communications          VZ     92343V104 04/28/04 Election of Directors                  Issuer      Yes   For     Yes
Verizon Communications          VZ     92343V104 04/28/04 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Verizon Communications          VZ     92343V104 04/28/04 Cumulative voting                      Shareholder Yes   Against Yes
Verizon Communications          VZ     92343V104 04/28/04 Board composition                      Shareholder Yes   Against Yes
Verizon Communications          VZ     92343V104 04/28/04 Separate Chairman and CEO              Shareholder Yes   Against Yes
Verizon Communications          VZ     92343V104 04/28/04 Prohibit future poison pill provision  Shareholder Yes   For     No
Verizon Communications          VZ     92343V104 04/28/04 Supplemental executive retirement plan Shareholder Yes   Against Yes
Verizon Communications          VZ     92343V104 04/28/04 Options based on tracking stock        Shareholder Yes   Against Yes
Verizon Communications          VZ     92343V104 04/28/04 Diversity reports on option grants     Shareholder Yes   Against Yes
Verizon Communications          VZ     92343V104 04/28/04 Report on political contributions      Shareholder Yes   Against Yes
Verizon Communications          VZ     92343V104 04/28/04 Collection of universal service fees   Shareholder Yes   Against Yes

Altria Group                    MO     02209S103 04/29/04 Election of Directors                  Issuer      Yes   For     Yes
Altria Group                    MO     02209S103 04/29/04 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Altria Group                    MO     02209S103 04/29/04 More adequately warn pregnant women    Shareholder Yes   Against Yes
Altria Group                    MO     02209S103 04/29/04 Report on health risks of filters      Shareholder Yes   Against Yes
Altria Group                    MO     02209S103 04/29/04 Political disclosure resolution        Shareholder Yes   Against Yes
Altria Group                    MO     02209S103 04/29/04 Cease promoting Lights and Ultralights Shareholder Yes   Against Yes
Altria Group                    MO     02209S103 04/29/04 Use Canadian type warnings             Shareholder Yes   Against Yes
Altria Group                    MO     02209S103 04/29/04 Chairman to be independent director    Shareholder Yes   Against Yes

Willis Group Holdings           WSH    G96655108 05/07/04 Election of Directors                  Issuer      Yes   For     Yes
Willis Group Holdings           WSH    G96655108 05/07/04 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Liz Claiborne                   LIZ    539320101 05/20/04 Election of Directors                  Issuer      Yes   For     Yes
Liz Claiborne                   LIZ    539320101 05/20/04 Ratification of Independent Auditors   Issuer      Yes   For     Yes

First Data Corporation          FDC    319963104 05/19/04 Election of Directors                  Issuer      Yes   For     Yes
First Data Corporation          FDC    319963104 05/19/04 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Eastman Kodak                   EK     277461109 05/12/04 Election of Directors                  Issuer      Yes   For     Yes
Eastman Kodak                   EK     277461109 05/12/04 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Eastman Kodak                   EK     277461109 05/12/04 Approve compensation plan goals        Issuer      Yes   For     Yes
Eastman Kodak                   EK     277461109 05/12/04 Adoption of a chemicals policy         Shareholder Yes   Against Yes
Eastman Kodak                   EK     277461109 05/12/04 Limits on compensation                 Shareholder Yes   Against Yes

Gap                             GPS    364760108 05/12/04 Election of Directors                  Issuer      Yes   For     Yes
Gap                             GPS    364760108 05/12/04 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Gap                             GPS    364760108 05/12/04 Approve incentive cash award plan      Issuer      Yes   For     Yes
Gap                             GPS    364760108 05/12/04 Executive compensation limits          Shareholder Yes   Against Yes

Anthem                          ATH    03674B104 05/17/04 Election of Directors                  Issuer      Yes   For     Yes

Safeway                         SWY    786514208 05/20/04 Election of Directors                  Issuer      Yes   For     Yes
Safeway                         SWY    786514208 05/20/04 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Safeway                         SWY    786514208 05/20/04 Eliminate classification of Directors  Issuer      Yes   For     Yes
Safeway                         SWY    786514208 05/20/04 Stock option exchange program          Issuer      Yes   Against No
Safeway                         SWY    786514208 05/20/04 Chairman to be independent director    Shareholder Yes   Against Yes
Safeway                         SWY    786514208 05/20/04 Cumulative voting                      Shareholder Yes   Against Yes
Safeway                         SWY    786514208 05/20/04 Report on genetically engineered food  Shareholder Yes   Against Yes
Safeway                         SWY    786514208 05/20/04 Sustainability report                  Shareholder Yes   Against Yes
Safeway                         SWY    786514208 05/20/04 Report on political contributions      Shareholder Yes   Against Yes
Safeway                         SWY    786514208 05/20/04 Expense stock options                  Shareholder Yes   For     No

Express Scripts                 ESRX   302182100 05/26/04 Election of Directors                  Issuer      Yes   For     Yes
Express Scripts                 ESRX   302182100 05/26/04 Ammend Articles of Incorporation       Issuer      Yes   For     Yes
Express Scripts                 ESRX   302182100 05/26/04 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Kroll                           KROL   501049100 05/26/04 Election of Directors                  Issuer      Yes   For     Yes
Kroll                           KROL   501049100 05/26/04 Approve incentive compensation plan    Issuer      Yes   For     Yes
Kroll                           KROL   501049100 05/26/04 Ratification of Independent Auditors   Issuer      Yes   For     Yes

HCA                             HCA    404119109 05/27/04 Election of Directors                  Issuer      Yes   For     Yes
HCA                             HCA    404119109 05/27/04 Ratification of Independent Auditors   Issuer      Yes   For     Yes
HCA                             HCA    404119109 05/27/04 Approve stock purchase plan            Issuer      Yes   For     Yes

Iron Mountain                   IRM    462846106 05/27/04 Election of Directors                  Issuer      Yes   For     Yes
Iron Mountain                   IRM    462846106 05/27/04 Ammend Articles of Incorporation       Issuer      Yes   For     Yes
Iron Mountain                   IRM    462846106 05/27/04 Approve incentive stock plan           Issuer      Yes   For     Yes

Orthodontic Centers of America  OCA    68750P103 05/27/04 Election of Directors                  Issuer      Yes   For     Yes
Orthodontic Centers of America  OCA    68750P103 05/27/04 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Reliant Energy                  RRI    75952B105 06/02/04 Election of Directors                  Issuer      Yes   For     Yes
Reliant Energy                  RRI    75952B105 06/02/04 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Reliant Energy                  RRI    75952B105 06/02/04 Mandatory stock holding period         Shareholder Yes   Against Yes

Liberty Media                   L      530718105 06/09/04 Election of Directors                  Issuer      Yes   For     Yes
Liberty Media                   L      530718105 06/09/04 Approve incentive plan                 Issuer      Yes   For     Yes
Liberty Media                   L      530718105 06/09/04 Ratification of Independent Auditors   Issuer      Yes   For     Yes

InterActiveCorp                 IACI   45840Q100 06/23/04 Election of Directors                  Issuer      Yes   For     Yes
InterActiveCorp                 IACI   45840Q100 06/23/04 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Anthem                          ATH    03674B104 06/28/04 Approve issue of shares for merger     Issuer      Yes   For     Yes
Anthem                          ATH    03674B104 06/28/04 Ammend Articles of Incorporation       Issuer      Yes   For     Yes

WPP Group                       WPPGY  929309300 06/28/04 Approve audited accounts               Issuer      Yes   For     Yes
WPP Group                       WPPGY  929309300 06/28/04 Declare a final dividend               Issuer      Yes   For     Yes
WPP Group                       WPPGY  929309300 06/28/04 Election of Directors                  Issuer      Yes   For     Yes
WPP Group                       WPPGY  929309300 06/28/04 Ratification of Independent Auditors   Issuer      Yes   For     Yes
WPP Group                       WPPGY  929309300 06/28/04 Directors to allot securities          Issuer      Yes   For     Yes
WPP Group                       WPPGY  929309300 06/28/04 Allow equity securities                Issuer      Yes   For     Yes
WPP Group                       WPPGY  929309300 06/28/04 Allow purchase of own shares           Issuer      Yes   For     Yes
WPP Group                       WPPGY  929309300 06/28/04 Approve remuneration report            Issuer      Yes   For     Yes
WPP Group                       WPPGY  929309300 06/28/04 Approve deferral of awards             Issuer      Yes   For     Yes
WPP Group                       WPPGY  929309300 06/28/04 Ammend exercise period                 Issuer      Yes   For     Yes
WPP Group                       WPPGY  929309300 06/28/04 Increase Director's remuneration       Issuer      Yes   For     Yes

Constellation Brands            STZ    21036P108 07/20/04 Election of Directors                  Issuer      Yes   For     Yes
Constellation Brands            STZ    21036P108 07/20/04 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Constellation Brands            STZ    21036P108 07/20/04 Ammend stock incentive plan            Issuer      Yes   For     Yes





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FOresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  8/15/04